ASSETS HELD FOR SALE (Table)	12 Months Ended
Dec. 31, 2017
ASSETS HELD FOR SALE
Schedule of assets held for sale

	2017	2016
Year ended 31 December	US$’000	US$’000

Eagle Ford - Dimmit County oil and gas assets	61,064	—
Mississippian/Woodford oil and gas assets	—	18,309
Total assets held for sale	61,064	18,309

Restoration provision associated with held for sale developed assets	1,064	941
Total liabilities related to assets held for sale	1,064	941